UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	June 30, 2008

Check here if Amendment ______; Amendment Number: __________
  This Amendment (Check only one.):	_____ is a restatement.
					_____ adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 		  Winslow Asset Management, Inc.
Address:		  25201 Chagrin Boulevard
		  Suite 185
		  Beachwood, Ohio 44122

Form 13F File Number: 	28-10889

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Susan F. Akers
Title:	Vice President, Chief Compliance Officer
Phone:	216-360-4700

Signature, Place and Date of Signing:

/s/ SUSAN F. AKERS		Beachwood, Ohio		July 8, 2008
SUSAN F. AKERS

Report Type (Check only one.):

?	13F HOLDINGS REPORTS (Check here if all holdings of this
         reporting manager are reported in this report).

13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manger are reported in this report and a portion are reported by other reporting manager (s).)



FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	90

Form 13F Information Table Value Total:	$250,700	(thousands)


List of Other Included Managers:

NONE





Market



Voting


Value

Investment
Other
Authority
Security
Cusip
(x1000)
Quantity
Discretion
Managers
Sole
ADMINISTAFF INC COM
007094105
$4,666.00
167,300
Sole
None
167,300
AMERICAN CAMPUS CMNTYS COM
024835100
$4,475.28
160,750
Sole
None
160,750
AMERICAN EXPRESS CO COM
025816109
$3,228.92
85,716
Sole
None
85,716
AMERICAN INTL GROUP INC COM
026874107
$641.13
24,230
Sole
None
24,230
AMTRUST FINANCIAL CORP COM
032355109
$278.40
87
Sole
None
87
ANADARKO PETE CORP COM
032511107
$269.42
3,600
Sole
None
3,600
AT&T INC COM
00206r102
$276.29
8,201
Sole
None
8,201
AVIS BUDGET GROUP COM
053774105
$330.80
39,522
Sole
None
39,522
BAKBONE SOFTWARE INC COM
057101107
$83.23
101,500
Sole
None
101,500
BAKER HUGHES INC COM
057224107
$2,200.97
25,200
Sole
None
25,200
BANK OF AMERICA CORP COM
060505104
$374.28
15,680
Sole
None
15,680
BIG LOTS INC COM
089302103
$3,244.02
103,842
Sole
None
103,842
BP PLC SPONSORED ADR
055622104
$942.12
13,542
Sole
None
13,542
BRINKER INTL INC COM
109641100
$1,719.58
90,983
Sole
None
90,983
BRISTOL-MYERS SQUIBB CO COM
110122108
$321.81
15,675
Sole
None
15,675
CAMDEN PPTY TR SH BEN INT
133131102
$1,430.53
32,321
Sole
None
32,321
CATERPILLAR INC DEL COM
149123101
$276.83
3,750
Sole
None
3,750
CEL-SCI CORP COM NEW
150837409
$6.60
10,000
Sole
None
10,000
CENTEX CORP COM
152312104
$1,731.48
129,505
Sole
None
129,505
CHEVRON CORP NEW COM
166764100
$2,706.84
27,306
Sole
None
27,306
CISCO SYS INC COM
17275R102
$3,584.85
154,121
Sole
None
154,121
COHEN & STEERS INC COM
19247A100
$5,365.40
206,600
Sole
None
206,600
COMCAST CORP COM CL A
20030N101
$6,286.09
331,370
Sole
None
331,370
DATATRAK INTL INC COM
238134100
$4.50
10,000
Sole
None
10,000
DUKE REALTY INVT INC COM NEW
264411505
$1,065.93
47,480
Sole
None
47,480
DWS INTL FD INC EMRG MKT
23337r502
$2,251.49
103,660
Sole
None
103,660
DWS INTL FD INC EUROP EQT CL A
23337r601
$811.90
26,250
Sole
None
26,250
DWS INTL FD INC INTL FD CL S
23337r817
$230.18
3,536
Sole
None
3,536
E MED FUTURE INC COM
26875d108
$0.80
133,000
Sole
None
133,000
EASTMAN KODAK CO COM
277461109
$2,183.69
151,330
Sole
None
151,330
EOG RES INC COM
26875P101
$7,558.56
57,611
Sole
None
57,611
ESTEE LAUDER COS INC COM
518439104
$4,817.00
103,703
Sole
None
103,703
EXXON CORP COM
30231G102
$1,297.98
14,728
Sole
None
14,728
FIRST NATL NEB INC COM
335720108
$637.45
122
Sole
None
122
FIRSTMERIT CORP COM
337915102
$1,646.45
100,947
Sole
None
100,947
FOREST CITY ENTERPRISES INC COM CL A
345550107
$4,126.09
128,060
Sole
None
128,060
FRANKLIN RES INC COM
354613101
$3,523.21
38,442
Sole
None
38,442
GATX CORP COM
361448103
$5,470.99
123,415
Sole
None
123,415
GENCORP INC COM
368682100
$2,510.93
350,689
Sole
None
350,689
GENERAL ELEC CO COM
369604103
$3,417.41
128,041
Sole
None
128,041
HALLIBURTON CO COM
406216101
$9,324.03
175,693
Sole
None
175,693
HEWLETT PACKARD CO COM
428236103
$5,138.00
116,218
Sole
None
116,218
INTEL CORP COM
458140100
$5,392.66
251,055
Sole
None
251,055
INTERNATIONAL BUS MACH COM
459200101
$340.89
2,876
Sole
None
2,876
INTRAOP MED CORP COM
46118N101
$3.50
50,000
Sole
None
50,000
J P MORGAN CHASE & CO COM
46625H100
$1,099.19
32,037
Sole
None
32,037
JENNISON BLEND FD INC CL A
476289103
$216.17
12,331
Sole
None
12,331
JO-ANN STORES INC COM
47758P307
$4,419.69
191,910
Sole
None
191,910
JOHNSON & JOHNSON COM
478160104
$301.13
4,680
Sole
None
4,680
KAISER ALUMINUM CORP COM PAR $0.01
483007704
$3,473.03
64,880
Sole
None
64,880
KENNAMETAL INC COM
489170100
$3,404.08
104,580
Sole
None
104,580
KIMBERLY CLARK CORP COM
494368103
$234.10
3,916
Sole
None
3,916
LEHMAN BROS HLDGS INC COM
524908100
$1,977.04
99,800
Sole
None
99,800
LOEWS CORP COM
540424108
$3,059.38
65,232
Sole
None
65,232
LUBRIZOL CORP COM
549271104
$3,728.87
80,485
Sole
None
80,485
LULULEMON ATHLETICA IN COM
550021109
$4,654.83
160,180
Sole
None
160,180
MAGELLAN MIDSTREAM PRT COM UNIT RP
LP
559080106
$352.34
9,900
Sole
None
9,900
MENTOR CORP MINN COM
587188103
$3,697.97
132,925
Sole
None
132,925
MERCK & CO INC COM
589331107
$4,243.29
112,584
Sole
None
112,584
MICROSOFT CORP COM
594918104
$3,251.08
118,178
Sole
None
118,178
MORGAN STANLEY COM NEW
617446448
$262.66
7,282
Sole
None
7,282
MOTOROLA
620076109
$1,930.38
262,995
Sole
None
262,995
NATIONAL SEMICONDUCTOR COM
637640103
$3,161.62
153,925
Sole
None
153,925
NEWFIELD EXPL CO COM
651290108
$6,699.28
102,671
Sole
None
102,671
NORDSON CORP COM
655663102
$8,869.69
121,686
Sole
None
121,686
NORDSTROM INC COM
655664100
$2,800.33
92,420
Sole
None
92,420
NORTHROP GRUMMAN CORP COM
666807102
$3,160.16
47,237
Sole
None
47,237
OMNOVA SOLUTIONS INC COM
682129101
$2,048.44
736,850
Sole
None
736,850
ORACLE CORP COM
68389X105
$5,593.79
266,371
Sole
None
266,371
PETSMART INC COM
716768106
$2,355.50
118,070
Sole
None
118,070
PFIZER INC COM
717081103
$384.69
22,020
Sole
None
22,020
PHILIP MORRIS INTL INC COM
718172109
$377.59
7,645
Sole
None
7,645
PROCTER & GAMBLE CO COM
742718109
$431.08
7,089
Sole
None
7,089
PROGRESSIVE CORP OHIO COM
743315103
$3,221.34
172,080
Sole
None
172,080
QUANTA SVCS INC COM
74762e102
$6,348.08
190,805
Sole
None
190,805
SCHLUMBERGER LTD COM
806857108
$6,411.10
59,677
Sole
None
59,677
SCHWAB CHARLES CORP NEW COM
808513105
$5,233.80
254,810
Sole
None
254,810
SIMON PPTY GROUP NEW COM
828806109
$4,360.83
48,513
Sole
None
48,513
STERIS CORP COM
859152100
$4,064.56
141,327
Sole
None
141,327
TENET HEALTHCARE CORP COM
88033G100
$4,257.15
765,675
Sole
None
765,675
TERADYNE INC COM
880770102
$4,244.96
383,465
Sole
None
383,465
TETRA TECH INC NEW COM
88162G103
$7,018.33
310,271
Sole
None
310,271
TIME WARNER INC COM
887317105
$3,793.91
256,345
Sole
None
256,345
TRANSOCEAN INC COM
G90073100
$4,563.62
29,947
Sole
None
29,947
TRAVELERS COMPANIES COM
89417e109
$3,757.09
86,569
Sole
None
86,569
WACHOVIA CORP 2ND NEW COM
929903102
$287.01
18,481
Sole
None
18,481
WALT DISNEY CO COM
254687106
$4,559.31
146,132
Sole
None
146,132
WEYERHAEUSER CO COM
962166104
$3,299.81
64,525
Sole
None
64,525
WINDSTREAM CORP COM
97381W104
$251.60
20,389
Sole
None
20,389
WYNDHAM WORLDWIDE CORP COM
98310W108
$2,645.88
147,732
Sole
None
147,732









$250,700
90